PUTNAM EQUITY SPECTRUM FUND
PUTNAM EQUITY SPECTRUM FUND
Goal
Putnam Equity Spectrum Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 24 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - PUTNAM EQUITY SPECTRUM FUND	Class A		Class B		Class C		Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PUTNAM EQUITY SPECTRUM FUND		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees	[1]	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses		0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total annual fund operating expenses		1.26%	2.01%	2.01%	1.76%	1.51%	1.01%
[1]	Management fees are subject to a performance adjustment.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - PUTNAM EQUITY SPECTRUM FUND - USD ($)	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	$ 696	$ 704	$ 304	$ 523	$ 154	$ 103
3 years	952	930	630	885	477	322
5 years	1,227	1,283	1,083	1,271	824	558
10 years	$ 2,010	$ 2,144	$ 2,338	$ 2,351	$ 1,802	$ 1,236

Expense Example, No Redemption - PUTNAM EQUITY SPECTRUM FUND - USD ($)	Class B	Class C
1 year	$ 204	$ 204
3 years	630	630
5 years	1,083	1,083
10 years	$ 2,144	$ 2,338

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 36%.
Investments
We invest in equity securities of companies of any size, including both growth and value stocks, that we believe have favorable investment potential. Under normal circumstances, we invest at least 80% of the fund's net assets in equity investments, including common stocks, preferred stocks, convertible securities and warrants. This policy may be changed only after 60 days' notice to shareholders. For purposes of this policy, the fund treats short sales of equity securities as investments in the equity securities sold short. We expect to invest in leveraged companies, which employ significant leverage in their capital structure through borrowing from banks or other lenders or through issuing fixed-income, convertible or preferred equity securities, and whose fixed income securities are often rated below-investment-grade (sometimes referred to as "junk bonds"). We may also invest in companies that are not leveraged. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also engage in short sales of securities.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be or become illiquid.

The fund's investments in leveraged companies and the fund's "non-diversified" status, which means the fund may invest a greater percentage of its assets in fewer issuers than a "diversified" fund, can increase the fund's vulnerability to these factors. Our use of short selling may increase these risks.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/15	-5.83%
Best calendar quarter Q1 2012	17.31%
Worst calendar quarter Q3 2011	-16.51%

Average annual total returns after sales charges (for periods ending 12/31/14)
Average Annual Total Returns - PUTNAM EQUITY SPECTRUM FUND	1 year	5 years	Since Inception	Inception Date
Class A	none	19.37%	23.29%	May 18, 2009
Class A | after taxes on distributions	(1.14%)	18.49%	22.26%	May 18, 2009
Class A | after taxes on distributions and sale of fund shares	0.42%	15.55%	19.00%	May 18, 2009
Class B	0.31%	19.69%	23.60%	May 18, 2009
Class C	4.32%	19.90%	23.67%	May 18, 2009
Class M	1.87%	19.34%	23.18%	May 18, 2009
Class R	5.83%	20.49%	24.29%	May 18, 2009
Class Y	6.40%	21.10%	24.91%	May 18, 2009
S&P 500 Index (no deduction for fees, expenses or taxes)	13.69%	15.45%	18.12%	May 18, 2009

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.